Shareholder Report, Average Annual Return (Details) 193744_HW Opportunities MP Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	66 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
HW Opportunities MP Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	21.91%	11.04%	15.20%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	22.82%	12.31%	14.16%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Value Index
Average Annual Return, Percent	27.78%	10.97%	13.49%